Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 10, 2015
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000858581
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 10, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2015
Prospectus Date	rr_ProspectusDate	Nov. 20, 2015